UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment          |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AXE-HOUGHTON ASSOCIATES, INC.
Address:    ONE EAST WEAVER STREET
            GREENWICH, CT 06831
            203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven E. Berman
Title: President
Phone: (201) 585-7733

Signature, Place, and Date of Signing:


/s/ Steven E. Berman, Fort Lee, NJ 07024
----------------------------------------
August 4, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 96
Form 13F Information Table Value Total: 243,746
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates Inc.
FORM 13F
June 30, 2003

                           FORM 13F INFORMATION TABLE


                                 TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER             CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK:
A.O. Smith Corporation              COM    831865209      723      25,675   SH          Sole              25,675
ATI Technologies Inc.               COM    001941103    3,603     353,200   SH          Sole             278,000           75,200
AVI Biopharmaceuticals Inc.         COM    002346104    1,451     238,300   SH          Sole             182,950           55,350
Acme Communications  Inc.           COM    004631107    4,219     555,100   SH          Sole             438,150          116,950
Alliance Gaming Corp.               COM    01859p609    3,802     201,050   SH          Sole             159,150           41,900
American Capital Strategies Lt      COM    024937104    1,200      47,950   SH          Sole              47,950
American Eagle Outfitters           COM    02553e106      215      11,700   SH          Sole              11,700
Applied Micro Circuits Corp.        COM    03822w109    2,067     342,300   SH          Sole             178,600          163,700
Ask Jeeves, Inc.                    COM    045174109    4,105     300,700   SH          Sole             234,800           65,900
Avid Technology Inc.                COM    05367P100      650      18,400   SH          Sole              10,300            8,100
Avocent Corp.                       COM    053893103    2,520      84,325   SH          Sole              66,525           17,800
BankUnited Financial Corporati      COM    06652b103    2,475     123,275   SH          Sole             109,075           14,200
Bentley Pharmaceuticals             COM    082657107    2,646     201,200   SH          Sole             161,000           40,200
BioMarin Pharmaceutical Inc.        COM    09061g101    1,961     200,900   SH          Sole             151,300           49,600
Bombay Co Inc.                      COM    097924104    5,200     489,200   SH          Sole             386,950          102,250
Boyd Gaming Corp.                   COM    103304101    3,427     198,565   SH          Sole             156,065           42,500
CTI Molecular Imaging Inc.          COM    22943d105      999      53,550   SH          Sole              53,550
Caci International Inc.             COM    127190304    2,591      75,525   SH          Sole              59,725           15,800
Celgene Corporation                 COM    151020104    2,611      86,050   SH          Sole              64,150           21,900
Centene Corp.                       COM    15135b101    2,556      66,325   SH          Sole              53,325           13,000
ChipPAC Inc.                        COM    169657103    7,105     933,700   SH          Sole             730,000          203,700
Cognex Corp.                        COM    192422103    1,262      56,500   SH          Sole              32,900           23,600
Computer Network Technology Co      COM    204925101    4,611     581,400   SH          Sole             455,500          125,900
Computer Programs & Systems         COM    205306103    2,948     147,325   SH          Sole             122,175           25,150
Cooper Companies Inc.               COM    216648402    1,037      29,815   SH          Sole              29,815
Cray Inc.                           COM    225223106    3,559     450,500   SH          Sole             355,000           95,500
Cymer Inc.                          COM    232572107    2,661      82,975   SH          Sole              63,175           19,800
Digital River Inc.                  COM    25388B104    3,197     166,950   SH          Sole             131,475           35,475
Dot Hill Systems Corp.              COM    25848t109    3,880     296,200   SH          Sole             235,450           60,750
Drexler Technology Corp.            COM    261876106    1,265      82,200   SH          Sole              64,900           17,300
EPIQ Systems Inc.                   COM    26882d109      627      36,480   SH          Sole              26,180           10,300
Engineered Support Systems Inc      COM    292866100      363       8,700   SH          Sole                                8,700
FMC Technologies                    COM    30249u101    2,384     113,275   SH          Sole              95,675           17,600
FormFactor Inc.                     COM    346375108    3,469     196,000   SH          Sole             155,000           41,000
Fossil Inc.                         COM    349882100      864      36,550   SH          Sole              36,550
Foundry Networks Inc.               COM    35063r100      861      60,400   SH          Sole              46,500           13,900
Fred's Inc.                         COM    356108100    2,422      64,700   SH          Sole              53,800           10,900
Gart Sports Company                 COM    366630101    2,572      90,650   SH          Sole              73,050           17,600
Globespan Virata Inc                COM    37957v106    3,905     467,100   SH          Sole             371,700           95,400
HCC Insurance Holdings Inc.         COM    404132102    2,338      79,075   SH          Sole              64,775           14,300
Hancock Fabrics Inc.                COM    409900107      219      13,575   SH          Sole              13,575
Headwaters Inc                      COM    42210P102    1,874     128,800   SH          Sole             101,650           27,150
Hydril Co.                          COM    448774109    1,810      66,400   SH          Sole              56,100           10,300
IPC Holdings Ltd.                   COM    g4933p101    1,094      32,650   SH          Sole              25,350            7,300
Identix Inc                         COM    451906101    1,319     208,100   SH          Sole             186,100           22,000
Imax Corp.                          COM    45245e109    4,024     446,650   SH          Sole             353,050           93,600
Integrated Electric Service         COM    45811E103    2,331     321,500   SH          Sole             253,700           67,800
Intersil Corporation                COM    46069s109    1,346      50,600   SH          Sole              28,300           22,300
Key Energy Services Inc.            COM    492914106    2,841     265,025   SH          Sole             213,325           51,700
Knight Transportation Inc.          COM    499064103    2,337      94,175   SH          Sole              74,275           19,900
Kroll Inc.                          COM    501049100    2,130      78,925   SH          Sole              62,525           16,400
Labone Inc.                         COM    50540l105      952      44,150   SH          Sole              34,850            9,300
Leapfrog Enterprises Inc.           COM    52186n106    3,572     112,300   SH          Sole              90,600           21,700
Legato Systems Inc.                 COM    524651106    1,504     178,650   SH          Sole             138,950           39,700
Macromedia Inc.                     COM    556100105    2,510     119,475   SH          Sole              94,075           25,400
Magna Entertainment Corp.           COM    559211107    2,475     491,100   SH          Sole             384,800          106,300
Marvel Enterprises Inc.             COM    57383m108    2,798     146,500   SH          Sole             112,650           33,850
Maxtor Corp.                        COM    577729205    2,143     285,400   SH          Sole             162,600          122,800
Mentor Graphics Corp.               COM    587200106    5,086     350,050   SH          Sole             277,750           72,300
Methanex Corp.                      COM    59151k108    3,800     355,800   SH          Sole             282,900           72,900
Movie Gallery Inc.                  COM    624581104    1,858      99,750   SH          Sole              79,950           19,800
Multimedia Games Inc.               COM    625453105    3,826     150,625   SH          Sole             110,625           40,000
Nektar Therapeutics                 COM    640268108    1,733     189,000   SH          Sole             145,800           43,200
Neoware Systems Inc.                COM    64065p102      796      52,350   SH          Sole              18,050           34,300
Netease.com Inc.                    COM    64110w102    4,193     114,975   SH          Sole              90,775           24,200
O2Micro International Ltd.          COM    G6797E106    4,223     261,800   SH          Sole             205,800           56,000
OSI Systems Inc                     COM    671044105      331      21,075   SH          Sole              21,075
Oak Technology Inc.                 COM    671802106    2,233     361,300   SH          Sole             285,350           75,950
Option Care Inc.                    COM    683948103    1,660     144,200   SH          Sole             144,200
Penn National Gaming Inc.           COM    707569109    2,899     141,275   SH          Sole             113,675           27,600
Pharmaceutical Resources            COM    717125108    4,793      98,500   SH          Sole              76,500           22,000
Photon Dynamics Inc.                COM    719364101    1,776      64,000   SH          Sole              37,500           26,500
Pinnacle Systems Inc.               COM    723481107    3,222     301,075   SH          Sole             238,025           63,050
Praecis Pharmeceuticals             COM    739421105    1,444     294,700   SH          Sole             229,400           65,300
Rainbow Technology Inc.             COM    750862104    3,846     456,800   SH          Sole             368,650           88,150
Red Hat Inc                         COM    756577102      852     113,000   SH          Sole              63,000           50,000
Renal Care Group Inc.               COM    759930100    2,032      57,725   SH          Sole              52,025            5,700
Resources Connection                COM    76122Q105    2,252      94,325   SH          Sole              74,425           19,900
SCP Pool Corporation                COM    784028102    1,747      50,800   SH          Sole              42,600            8,200
Safenet Inc.                        COM    78645r107    2,648      95,450   SH          Sole              73,450           22,000
Sonic Solutions                     COM    835460106    4,181     485,000   SH          Sole             384,400          100,600
Spinnaker Exploration Co.           COM    84855w109    3,477     132,700   SH          Sole             104,000           28,700
Synaptics Incorporated              COM    87157d109    5,058     379,150   SH          Sole             295,950           83,200
TBC Corporation                     COM    872180104    3,097     162,640   SH          Sole             138,640           24,000
Take-Two Interactive Software       COM    874054109    5,057     178,575   SH          Sole             140,175           38,400
Tekelec                             COM    879101103    2,259     200,600   SH          Sole             158,450           42,150
Tetra Tech Inc.                     COM    88162g103    4,616     265,275   SH          Sole             214,175           51,100
Tetra Technologies Inc.             COM    88162f105    3,118     105,150   SH          Sole              87,550           17,600
Ultra Petroleum Corp.               COM    903914109    4,040     312,900   SH          Sole             246,400           66,500
United Online Inc.                  COM    911268100    1,609      63,500   SH          Sole              35,400           28,100
VCA Antech Inc.                     COM    918194101    3,164     160,100   SH          Sole             127,000           33,100
Verity Inc.                         COM    92343c106    2,324     182,965   SH          Sole             144,765           38,200
W Holding Company Inc.              COM    929251106    2,135     126,180   SH          Sole             108,030           18,150
West Marine Inc.                    COM    954235107    1,967     112,985   SH          Sole              90,285           22,700
Westell Technologies Inc            COM    957541105      816      98,500   SH          Sole              55,000           43,500
iDine Rewards Network Inc           COM    45168a100    1,948     141,750   SH          Sole             117,450           24,300

                                                      -------
Grand Total:                                          243,746